Business Combinations - Schedule of PCD Loans and Leases Acquired (Details) - SVB $ in Millions	Mar. 27, 2023 USD ($)
Business Acquisition [Line Items]
UPB	$ 71,287
Fair value	68,468
PCD
Business Acquisition [Line Items]
UPB	2,568
Fair value	2,046
Total fair value discount	522
Discount for loans fair value at acquisition date	0
Less: discount for loans with $0 fair value at SVBB Acquisition Date	26
Less: PCD gross-up	220
PCD discount	$ 276